Employee Benefit Plans (Tables) - SOLV Energy Holdings LLC [Member]	12 Months Ended
Dec. 31, 2025
Unions Multiemployer Pension Plans [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Summary of Company's participation in multiemployer

	Pension Plan	PPA Zone Status		Contributions			FIR/RP	Sur-	Expiration Date
Pension Trust Fund	EIN/PN	2025	2024	2025	2024	2023	Status	charge	of CBA
California Ironworkers Field Pension Trust	95-6042866	Green	Green	$5,324	$4,292	$16,424	No	No	December 2027
Construction Laborers Pension Trust for S. California	43-6159056	Green	Green	5,091	3,548	8,127	No	No	December 2026
National Electrical Benefit Fund	53-0181657	Green	Green	1,699	—	—	No	No	May 2027
Kern County Electrical Workers Pension Fund	95-6123049	Green	Green	1,240	1,862	424	No	No	December 2027
Oregon Laborers-Employers Pension Trust	93-6075363	Green	Green	1,098	—	—	No	No	May 2027
Western States Carpenters Pension Plan	95-6042875	Green	Green	575	547	1,444	No	No	N/A
IBEW Local 100 Pension Plan	94-6216336	Green	Green	435	17	9,520	No	No	N/A

	Pension Plan	PPA Zone Status		Contributions			FIR/RP	Sur-	Expiration Date
Pension Trust Fund	EIN/PN	2025	2024	2025	2024	2023	Status	charge	of CBA
Southern California IBEW - NECA Funds	95-6392774	Yellow	Yellow	149	421	2,994	Yes	No	December 2026
Laborers Pension Trust Fund for N. California	94-6277608	Green	Green	99	146	3,187	No	No	June 2027
San Diego Electrical Industry Health & Welfare Plan	95-6035916	Green	Green	48	2,088	694	No	No	N/A
All other plans				4,734	1,209	1,454

				$20,492	$14,130	$44,268

401(k) Plans [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Summary of Company's participation in multiemployer

	Year Ended December 31,
	2025	2024	2023
Employer contributions	$10,869	$4,360	$3,819